CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares Common Class A	Ordinary Shares Common Class B	Preferred Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	AOCI Attributable to Parent	Total
Beginning balance at Sep. 30, 2020	$ 8,990,479	$ 5,015,142	$ 1,800,000	$ 7,890,199	$ 129,497	$ 259,507	$ (966,782)	$ 23,118,042
Beginning balance (in shares) at Sep. 30, 2020	6,979,031	3,020,969	500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary Shares, net of offering expenses	$ 20,135,204							20,135,204
Issuance of Ordinary Shares, net of offering expenses (in shares)	5,750,000
Preferred Shares converted into Ordinary Shares	$ 1,800,000		$ (1,800,000)
Preferred Shares converted into Ordinary Shares (in shares)	500,000		(500,000)
Deemed dividend on conversion of Convertible Preferred Stock to Ordinary Shares				975,000		(975,000)
Net income for the year						730,568		730,568
Appropriation to statutory reserve					99,490	(99,490)
Foreign currency translation gain							529,680	529,680
Ending balance at Mar. 31, 2021	$ 30,925,683	$ 5,015,142		8,865,199	228,987	(84,415)	(437,102)	44,513,494
Ending balance (in shares) at Mar. 31, 2021	13,229,031	3,020,969
Beginning balance at Sep. 30, 2021	$ 47,965,683	$ 5,015,142		8,865,199	315,808	394,556	122,564	62,678,952
Beginning balance (in shares) at Sep. 30, 2021	17,298,307	3,020,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year						1,000,786		1,000,786
Appropriation to statutory reserve					142,101	(142,101)
Foreign currency translation gain							1,208,367	1,208,367
Ending balance at Mar. 31, 2022	$ 47,965,683	$ 5,015,142		$ 8,865,199	$ 457,909	$ 1,253,241	$ 1,330,931	$ 64,888,105
Ending balance (in shares) at Mar. 31, 2022	17,298,307	3,020,969